J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
December 15, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Equity Focus ETF,
JPMorgan High Yield Municipal ETF,
JPMorgan Limited Duration Bond Fund and
JPMorgan Sustainable Municipal Income ETF (the “Funds”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 375 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 377 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the Funds as new series of the Trust. If approved by the Board of Trustees of the Trust, the Funds will acquire the assets and liabilities of certain J.P. Morgan mutual funds that are managed in a substantially similar manner as the Funds will be managed. The J.P. Morgan mutual funds that are being proposed for acquisition by the Funds are as follows:

Fund	J.P. Morgan Mutual Fund
JPMorgan Equity Focus ETF	JPMorgan Equity Focus Fund, a series of JPMorgan Trust I
JPMorgan High Yield Municipal ETF	JPMorgan High Yield Municipal Fund, a series of JPMorgan Trust I
JPMorgan Limited Duration Bond Fund	JPMorgan Limited Duration Bond Fund, a series of JPMorgan Trust II
JPMorgan Sustainable Municipal Income ETF	JPMorgan Sustainable Municipal Income Fund, a series of JPMorgan Trust II

The Funds will seek as follows:
JPMorgan Equity Focus ETF	long term capital appreciation.
JPMorgan High Yield Municipal ETF	a high level of current income exempt from federal income taxes.
JPMorgan Limited Duration Bond Fund	a high level of current income consistent with low volatility of principal.
JPMorgan Sustainable Municipal Income ETF	current income exempt from federal income taxes.
Please contact the undersigned at 614-213-4020 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary